Taxation (Details Textual) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation (Textual)
Average effective tax rate (as a percent)	21.70%	21.50%	21.90%
Total gross tax loss carry forwards amount	SFr 142.0	SFr 115.4
Switzerland [Member]
Taxation (Textual)
Total gross tax loss carry forwards amount	140.9	114.3
United States [Member]
Taxation (Textual)
Total gross tax loss carry forwards amount	SFr 1.1	SFr 1.1